Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Details of inventories
(1)	Details of inventories as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018				December 31, 2017
	Acquisition cost		Write- down	Carrying amount	Acquisition cost	Write- down	Carrying amount
Merchandise	￦	268,366	(8,842)	259,524	251,463	(7,488)	243,975
Finished goods		1,260	(251)	1,009	1,889	(557)	1,332
Work in process		3,985	(338)	3,647	1,906	(956)	950
Raw materials		11,729	(2,706)	9,023	10,426	(3,249)	7,177
Supplies		14,850	—	14,850	18,969	—	18,969

	￦	300,190	(12,137)	288,053	284,653	(12,250)	272,403

Amount of the inventory write-downs charged to the consolidated statement of income and write-off of inventories
(2)	The amount of the inventory write-downs and write-off of inventories charged to statement of income are as follows:

(In millions of won)
	2018		2017	2016
Charged to cost of products that have been resold	￦	2,509	6,079	3,751
Write-off upon sale		(2,396)	(2,820)	(1,299)